Equity (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Equity
Schedule of fair value assumptions of options using the Black-Scholes option-pricing model

Company A
Expected term in years	7.17 - 7.92
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$4.0886 - 6.1329

Company B
Expected term in years	7.17 - 8.17
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$2.068 - 3.8976

Company A
Expected term in years	7.17 - 7.92
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$4.0886 - 6.1329

Company B
Expected term in years	7.17 - 8.17
Stock price	$4.0886 - 6.1329
Expected dividend yield	0%
Volatility	27.09%
Risk-free interest Rate	1.5%
Initial fair value per share	$2.068 - 3.8976